16. INVESTMENTS (Details 7) - Centroeste [member] R$ in Millions	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about business combination [line items]
Fair value on the acquisition date	R$ 120
Equity interest held by the Company before the acquisition of control	51.00%
Previously held interest, valued at fair value on the date control was obtained	R$ 61
Carrying value of the investment	(24)
Remeasurement of previously held equity interest in subsidiaries acquired	R$ 37